Bank Loans and issuance of Debt Securities - Summary of Unpaid Balance of Loan - Loans Contracted with Banking Institutions and Third Parties (Detail) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	$ 52,997,093
Less - Current portion	(3,647,241)	$ (6,982,903)	$ (4,830,316)
Long-term borrowings (Note 16.a)	4,946,131	4,103,254	4,481,792
Long-term Debt and Payable [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	8,593,372	11,086,157	9,312,108
Unsecured Loan With MBJA In June 2007 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	196,499	221,671	184,762
Unsecured Loan With MBJA In February 2009 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	9,163	10,337	8,616
Unsecured Loan With MBJA on December 28, 2017 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans		81,073	202,722
Unsecured Revolving Credit Agreement With MBJA on March 31, 2025
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	862,402	1,216,098	1,013,610
Unsecured Loan With GAP on March 18, 2022, Annual Interest Rate 2.64% [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	1,715,820	1,935,623	1,613,329
Unsecured Loan With GAP On March 18, 2022 Annual Interest Rate Of 2.45% [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	1,715,820	1,935,623	1,613,329
Unsecured Loan With GAP On June 7, 2024 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans		1,500,000	1,500,000
Simple loan With GAP On July 10, 2024 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans		1,000,000	1,000,000
Simple Loan Agreement with GAP on September 18, 2025 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	718,668	810,732	675,740
Simple loan Agreement With GAP On October 18, 2024 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans		1,500,000	$ 1,500,000
Credit Agreement With GAP On June 20, 2024 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans		$ 875,000
Line of Credit with GAP on May 30, 2025
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	$ 3,375,000